TRADE PAYABLES	12 Months Ended
Dec. 31, 2018
TRADE PAYABLES
TRADE PAYABLES

NOTE 12 – TRADE PAYABLES

Trade payables consist of the following:

•purchase of materials and supplies;

•purchase of handsets and equipment;

•agent and retails commissions;

•procurement of services; and

•purchase of goods included in PP&E.

	As of December 31,
	2018	2017
Current
Suppliers and commercial accruals	22,286	5,299
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	568	438
	22,854	5,737
Non-current
Suppliers and commercial accruals	570	—
	570	—
Total trade payables	23,424	5,737